CONCENTRATIONS OF RISK (Details Narrative)	6 Months Ended		12 Months Ended
	Aug. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 USD ($)	Aug. 31, 2025 SGD ($)	Feb. 28, 2025 SGD ($)
Concentration Risk [Line Items]
Cash insured amount	$ 74,444				$ 100,000
Bank and cash balance	60,000.00	$ 60,000.00	$ 80,000.00
Restricted cash	300,000	300,000	400,000
Account receivable	2,073,000		1,586,000	$ 1,707,000
SINGAPORE
Concentration Risk [Line Items]
Cash insured amount	74,444		74,444		$ 100,000	$ 100,000
Deposits subject to credit risk	300,000	$ 300,000	400,000
Single Customer [Member]
Concentration Risk [Line Items]
Account receivable	$ 1,500,000		$ 1,000,000.0	$ 200,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	52.00%	55.40%	51.80%	53.80%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.50%	19.60%	15.90%	25.40%